Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	TORRAY FUND
Central Index Key	dei_EntityCentralIndexKey	0000862696
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

The Torray Fund SUMMARY SECTION
Investment Objectives

The Torray Fund's (the "Fund") investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TORRAY FUND
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TORRAY FUND
Management Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TORRAY FUND	119	372	644	1,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.42% of the average value of its portfolio.

Principal Investment Strategy

The Fund's strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

Ordinarily, 90% or more of the Fund's assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issuers will generally not exceed 8% of assets and positions in industry groupings will generally not exceed 25% of assets. Investments are made when it is believed that a company's long-term outlook is sound and the shares are fairly priced.

Principal Risks of Investing in the Fund

General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC's (the "Manager's") business analyses prove faulty.

Market Risk. The value of the Fund's investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value ("NAV"). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's annual total returns have varied from year to year. The performance table provides the Fund's average annual total returns both on a before-tax and an after-tax basis and compares the Fund's performance against the performance of an unmanaged market index. It is important to remember that the Fund's past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund's website torray.com/performance_toryx.cfm.

Annual Total Returns (%) as of 12/31

During the period covered by this bar chart, the Fund's highest return for a calendar quarter was 16.73% in the second quarter of 2003, and the lowest return for a calendar quarter was (23.30)% in the fourth quarter of 2008.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
TORRAY FUND	10.90%	(0.45%)	1.45%	9.64%	Dec 31, 1990
TORRAY FUND Return After Taxes on Distributions	10.75%	(1.23%)	0.73%	8.71%	Dec 31, 1990
TORRAY FUND Return After Taxes on Distributions and Sale of Fund Shares	7.25%	(0.35%)	1.19%	8.45%	Dec 31, 1990
TORRAY FUND S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	9.14%	Dec 31, 1990

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangementuch as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TORRAY FUND
Prospectus Date	rr_ProspectusDate	May 1, 2011
TORRAY FUND | TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
(fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
Annual Return 2001	rr_AnnualReturn2001	(0.52%)
Annual Return 2002	rr_AnnualReturn2002	(13.05%)
Annual Return 2003	rr_AnnualReturn2003	25.19%
Annual Return 2004	rr_AnnualReturn2004	6.90%
Annual Return 2005	rr_AnnualReturn2005	2.08%
Annual Return 2006	rr_AnnualReturn2006	13.74%
Annual Return 2007	rr_AnnualReturn2007	(0.80%)
Annual Return 2008	rr_AnnualReturn2008	(37.39%)
Annual Return 2009	rr_AnnualReturn2009	24.80%
Annual Return 2010	rr_AnnualReturn2010	10.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	10.90%
Average Annual return 5 Years	rr_AverageAnnualReturnYear05	(0.45%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990
TORRAY FUND | TORRAY FUND | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	10.75%
Average Annual return 5 Years	rr_AverageAnnualReturnYear05	(1.23%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	0.73%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990
TORRAY FUND | TORRAY FUND | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	7.25%
Average Annual return 5 Years	rr_AverageAnnualReturnYear05	(0.35%)
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990
TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Torray Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Torray Fund's (the "Fund") investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.42% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

Ordinarily, 90% or more of the Fund's assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issuers will generally not exceed 8% of assets and positions in industry groupings will generally not exceed 25% of assets. Investments are made when it is believed that a company's long-term outlook is sound and the shares are fairly priced.

Risk [Heading]	rr_RiskHeading

Principal Risks of Investing in the Fund

General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC's (the "Manager's") business analyses prove faulty.

Market Risk. The value of the Fund's investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value ("NAV"). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's annual total returns have varied from year to year. The performance table provides the Fund's average annual total returns both on a before-tax and an after-tax basis and compares the Fund's performance against the performance of an unmanaged market index. It is important to remember that the Fund's past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund's website torray.com/performance_toryx.cfm.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period covered by this bar chart, the Fund's highest return for a calendar quarter was 16.73% in the second quarter of 2003, and the lowest return for a calendar quarter was (23.30)% in the fourth quarter of 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangementuch as 401(k) plans or individual retirement accounts.

TORRAY FUND | S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual return 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Return 10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990

The Torray Institutional Fund SUMMARY SECTION
Investment Objective
The Torray Institutional Fund's (the "Fund") goal is to build investor wealth over extended periods.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	TORRAY INSTITUTIONAL FUND
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TORRAY INSTITUTIONAL FUND
Comprehensive Management Fee	0.85%
Total Annual Fund Operating Expenses	0.85%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $5,000,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operation expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TORRAY INSTITUTIONAL FUND	43,382	135,621	235,676	524,485

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.40% of the average value of its portfolio.

Principal Investment Strategy

The Fund's strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

Ordinarily, 90% or more of the Fund's assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issuers will generally not exceed 8% of the Fund's assets and positions in industry groupings will generally not exceed 25% of the Fund's assets. Investments are made when it is believed that a company's long-term outlook is sound and the shares are fairly priced.

Principal Risks of Investing in the Fund

General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC's (the "Manager's") business analyses prove faulty.

Market Risk. The value of the Fund's investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value ("NAV"). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's annual total returns have varied from year to year. The performance table provides the Fund's average annual total returns both on a before-tax and an after-tax basis and compares the Fund's performance against the performance of an unmanaged market index. It is important to remember that the Fund's past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund's website torray.com/performance_torrx.cfm.

Annual Total Returns (%) as of 12/31

During the period covered by this bar chart, the Fund's highest return for a calendar quarter was 18.82% in the third quarter of 2009, and the lowest return for a calendar quarter was (22.08)% in the fourth quarter of 2008.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
TORRAY INSTITUTIONAL FUND	11.39%	(0.26%)	2.15%	Jun 30, 2001
TORRAY INSTITUTIONAL FUND Return After Taxes on Distributions	11.22%	(1.73%)	1.14%	Jun 30, 2001
TORRAY INSTITUTIONAL FUND Return After Taxes on Distributions and Sale of Fund Shares	7.61%	(0.32%)	1.73%	Jun 30, 2001
TORRAY INSTITUTIONAL FUND S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	2.23%	Jun 30, 2001

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TORRAY FUND
Prospectus Date	rr_ProspectusDate	May 1, 2011
TORRAY INSTITUTIONAL FUND | TORRAY INSTITUTIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
(fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Comprehensive Management Fee	rr_ManagementFeesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	43,382
3 Years	rr_ExpenseExampleYear03	135,621
5 Years	rr_ExpenseExampleYear05	235,676
10 Years	rr_ExpenseExampleYear10	524,485
Annual Return 2002	rr_AnnualReturn2002	(12.73%)
Annual Return 2003	rr_AnnualReturn2003	26.16%
Annual Return 2004	rr_AnnualReturn2004	6.96%
Annual Return 2005	rr_AnnualReturn2005	1.28%
Annual Return 2006	rr_AnnualReturn2006	11.40%
Annual Return 2007	rr_AnnualReturn2007	(3.01%)
Annual Return 2008	rr_AnnualReturn2008	(36.24%)
Annual Return 2009	rr_AnnualReturn2009	28.61%
Annual Return 2010	rr_AnnualReturn2010	11.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.82%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	11.39%
Average Annual return 5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
TORRAY INSTITUTIONAL FUND | TORRAY INSTITUTIONAL FUND | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	11.22%
Average Annual return 5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
TORRAY INSTITUTIONAL FUND | TORRAY INSTITUTIONAL FUND | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	7.61%
Average Annual return 5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
TORRAY INSTITUTIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Torray Institutional Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Torray Institutional Fund's (the "Fund") goal is to build investor wealth over extended periods.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.40% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $5,000,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operation expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

Ordinarily, 90% or more of the Fund's assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issuers will generally not exceed 8% of the Fund's assets and positions in industry groupings will generally not exceed 25% of the Fund's assets. Investments are made when it is believed that a company's long-term outlook is sound and the shares are fairly priced.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC's (the "Manager's") business analyses prove faulty.

Market Risk. The value of the Fund's investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value ("NAV"). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's annual total returns have varied from year to year. The performance table provides the Fund's average annual total returns both on a before-tax and an after-tax basis and compares the Fund's performance against the performance of an unmanaged market index. It is important to remember that the Fund's past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund's website torray.com/performance_torrx.cfm.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period covered by this bar chart, the Fund's highest return for a calendar quarter was 18.82% in the third quarter of 2009, and the lowest return for a calendar quarter was (22.08)% in the fourth quarter of 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

TORRAY INSTITUTIONAL FUND | S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual return 5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001

The Torray Resolute Fund SUMMARY SECTION
Investment Objective
The Fund seeks to achieve long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Torray Resolute Fund
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Torray Resolute Fund
Management Fees		1.00%
Other Expenses	[1]	0.22%
Total Annual Fund Operating Expenses		1.22%
[1]	"Other Expenses" shown above are based on estimated amounts for the Fund's initial fiscal year

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Torray Resolute Fund	124	386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy

The Fund's strategy is to invest in a concentrated portfolio of predominantly large capitalization companies (those with capitalizations of  $5 billion or more) with proven records of increasing earnings on a consistent and sustainable basis. The Fund employs a concentrated approach, investing in 25 to 30 stocks, a long-term orientation and a quality focus. Correlation of securities and underlying businesses is considered to minimize risk within the Fund. Initial positions range from 1.5% to 3.0% of the Fund's assets and may be increased over time to between 3.0% and 5.0%. Individual positions will not exceed 7.0%. Sector weights are independent of benchmarks, ranging from 0.0% to 35.0%, and cash is not employed in a tactical or strategic manner.

Principal Risks of Investing in the Fund

General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception.Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC's (the "Manager's") business analyses prove faulty.

Market Risk. The value of the Fund's investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value ("NAV"). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund is new and does not have a full period of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund's primary benchmark index for performance comparison purposes is the Russell 1000 Growth Index. The Fund also uses the S&P 500 Stock Index as an additional benchmark index for performance comparison purposes. The Russell 1000 Growth Index and the S&P 500 Stock Index are both unmanaged indexes.

The Fund's current year to date performance is available on the Fund's website at torray.com/performance_torex.cfm.

It is not possible to invest directly in an index, and the performance of an index does not take into consideration fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TORRAY FUND
Prospectus Date	rr_ProspectusDate	May 1, 2011
Torray Resolute Fund | Torray Resolute Fund
Risk/Return:	rr_RiskReturnAbstract
(fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	386
Torray Resolute Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Torray Resolute Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's strategy is to invest in a concentrated portfolio of predominantly large capitalization companies (those with capitalizations of  $5 billion or more) with proven records of increasing earnings on a consistent and sustainable basis. The Fund employs a concentrated approach, investing in 25 to 30 stocks, a long-term orientation and a quality focus. Correlation of securities and underlying businesses is considered to minimize risk within the Fund. Initial positions range from 1.5% to 3.0% of the Fund's assets and may be increased over time to between 3.0% and 5.0%. Individual positions will not exceed 7.0%. Sector weights are independent of benchmarks, ranging from 0.0% to 35.0%, and cash is not employed in a tactical or strategic manner.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception.Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC's (the "Manager's") business analyses prove faulty.

Market Risk. The value of the Fund's investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value ("NAV"). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC's (the "Manager's") business analyses prove faulty.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full period of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund's primary benchmark index for performance comparison purposes is the Russell 1000 Growth Index. The Fund also uses the S&P 500 Stock Index as an additional benchmark index for performance comparison purposes. The Russell 1000 Growth Index and the S&P 500 Stock Index are both unmanaged indexes.

The Fund's current year to date performance is available on the Fund's website at torray.com/performance_torex.cfm.

It is not possible to invest directly in an index, and the performance of an index does not take into consideration fees, expenses or taxes.

[1]	"Other Expenses" shown above are based on estimated amounts for the Fund's initial fiscal year

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011